Annual Operating Expenses - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2022
Fidelity Advisor Canada Fund - Class A
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.20%
Fidelity Advisor Canada Fund - Class C
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	1.99%
Fidelity Advisor Canada Fund - Class M
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.33%
Total annual operating expenses	1.48%
Fidelity Advisor Canada Fund - Class I
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.86%
Fidelity Advisor Canada Fund - Class Z
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.75%